Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Gross assets acquired under capital leases	$ 7.9	$ 12.5	$ 12.5
Accumulated depreciation	53.9	30.5	2.2
Capital Lease Expense
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 0.6	$ 1.4	$ 0.1